Statement of Changes in Net Assets Available for Plan Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Dividends	$ 34,597
Interest income and other	29,412
Net appreciation in fair value of investments	901,477
Total investment income	965,486
Interest income on notes receivable from participants	7,065
Contributions
Employer contributions, net of forfeitures	144,644
Participant and rollover contributions	209,616
Total net contributions	354,260
Total additions	1,326,811
Deductions
Management fees	(6,693)
Distributions to participants	(645,452)
Total deductions	(652,145)
Net increase	674,666
Net assets available for plan benefits
Beginning of year	6,315,343
End of year	$ 6,990,009